Basic and diluted loss per share - Antidilutive securities excluded from diluted calculation (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Employee Stock Option
Antidilutive securities excluded from diluted calculation
Antidilutive securities excluded from diluted calculation	2,219,500	1,661,500	2,219,500	1,661,500
Lender warrants
Antidilutive securities excluded from diluted calculation
Antidilutive securities excluded from diluted calculation	437,177	437,177	437,177	437,177